REVENUE FROM CONTRACTS WITH CUSTOMERS - Contract Balances (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Revenue From Contracts With Customers [Abstract]
Balance at January 1	$ 157	$ 81
Additions (net in the period)	38	99
Revenue recognized from contract liabilities	(27)	(23)
Closing balance	168	157
Less current portion	(37)	(44)
Balance at December 31	$ 131	$ 113